Critical accounting estimates and judgments - Allocated Goodwill to CGUs in Brazil (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Disclosure of information for cash-generating units [line items]
TOTAL ASSETS	$ 3,645,047	$ 3,114,888
Sugar, Ethanol and Energy | AVI
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 14)	2,986		$ 2,915
Sugar, Ethanol and Energy | UMA
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 14)	1,120		1,093
Brazil | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 14)	4,106		4,008
Closing net book value of PPE items and other assets allocated to CGUs tested	663,211		599,509
TOTAL ASSETS	$ 667,317		$ 603,517